FEE AND COMISSION INCOME (Tables)	12 Months Ended
Dec. 31, 2022
Fee And Comission Income
Fee and commission income

	R$ thousands
	Year ended December 31
	2022	2021	2020
Fee and commission income
Credit card income	9,088,525	7,510,685	6,754,319
Current accounts	7,704,791	7,980,149	7,927,357
Collections	1,851,107	1,970,919	2,150,007
Guarantees	1,098,907	1,111,476	1,259,236
Asset management	1,256,998	1,340,761	1,348,214
Consortium management	2,250,563	2,202,959	1,921,206
Custody and brokerage services	1,320,982	1,293,899	1,200,729
Underwriting/ Financial Advisory Services	1,032,534	1,213,016	1,150,460
Payments	440,319	440,155	462,535
Other	1,089,481	968,988	762,391
Total	27,134,207	26,033,007	24,936,454